STOCKHOLDERS’ DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Equity [Abstract]
SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTIONS ACTIVITY

A summary of the Company’s option activity during the nine months ended March 31, 2023 is presented below:

		Weighted
	Number of	Average Exercise
	Shares	Price Per Share
Outstanding at June 30, 2022	0.059	$4,533,000
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at March 31, 2023	0.059	$4,533,000

Exercisable at March 31, 2023	0.059	$4,533,000
Outstanding and Exercisable:

Weighted average remaining contractual term	6.13
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

A summary of the Company’s stock option activity during the years ended June 30, 2022 and 2021 is presented below:

		Weighted
	Number of	Average
	Options	Price Per Share
Outstanding at June 30, 2020	0.06	$76,370,00
Issued	-	-
Exercised	-	-
Expired	(0.001)	3,750,000,000
Outstanding at June 30, 2021	0.059	$13,730,00
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2022	0.059	$4,533,000

Exercisable at June 30, 2022	0.059	$4,531,000
Outstanding and Exercisable:

Weighted average remaining contractual term	6.88
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes common stock warrant activity for the nine months ended March 31, 2023:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2022	105	$200,270
Granted	3,305	10
Exercised	(10)	54,860
Forfeited	(1)	2,000,000
Expired	-	-
Outstanding at March 31, 2023	3,399 *	$5,510

Exercisable at March 31, 2023	3,380	$5,550
Outstanding and Exercisable:

Weighted average remaining contractual term	2.38
Aggregate intrinsic value	$-

*	The 3,399,085 total warrants above which are exercisable into common stock consisted of the following:

The following table summarizes common stock warrant activity for the years ended June 30, 2022 and 2021:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2020	151	$150,000.00
Issued	-	-
Exercised	(30)	26,150
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2021	121	$179,630
Issued	-	-
Exercised	(16)	42,860
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2022	105 *	$200,270

Exercisable at June 30, 2022	77	$275,370
Outstanding and Exercisable:

Weighted average remaining contractual term	0.77
Aggregate intrinsic value	$-

*	The total warrants of 105,420 above consisted of the following:

SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE
	Number of Warrants	Exercisable
Series A warrants	10	10
Series B warrants	19	19
Series C warrants	64	44
Warrants with no class designation	3,306	3,306
Total	3,399	3,379

	Number of Warrants	Exercisable
Series A warrants	11	11
Series B warrants	29	29
Series C warrants	63	35
Warrants with no class designation	22	2
Total	125	77